S000061260 [Member] Investment Objectives and Goals - iShares U.S. Tech Independence Focused ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. TECH INDEPENDENCE FOCUSED ETF Ticker: IETCStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Tech Independence Focused ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of technological capabilities, revenues, and production in the U.S. and select global markets relative to the proprietary classification system.